Investment Objectives and Goals - Tema Alternative Asset Managers ETF	Aug. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TEMA ALTERNATIVE ASSET MANAGERS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema Alternative Asset Managers ETF, formerly Tema Alternative Investment Managers ETF(the “Fund”) seeks to provide long-term growth.